UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7510

                   ACM Municipal Securities Income Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

ACM MUNICIPAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

                                                    Standard      Principal
                                                    & Poor's         Amount
                                                      Rating          (000)           Value
-------------------------------------------------------------------------------------------
Long -Term Municipal Bonds - 154.6%

Alabama - 3.6%
Jefferson Cnty Wtr and Swr Rev
     FGIC Ser 02B
     Prerefunded 8/01/12 @ 100
     5.00%, 2/01/41................................      AAA        $ 1,535  $   1,678,630
Jefferson Cnty Wtr and Swr Rev
     FGIC Ser 02B
     5.00%, 2/01/41................................      AAA          2,465      2,722,617
                                                                             --------------
                                                                                 4,401,247
                                                                             --------------
Alaska - 4.7%
Alaska International Airport
     MBIA Ser 03B
     5.00%, 10/01/26...............................      AAA          1,000        997,280
Alaska Muni Bond Bank Auth
     MBIA Ser 03E
     5.25%, 12/01/26...............................      AAA          3,000      3,079,890
Alaska Muni Bond Bank Auth
     MBIA Ser 04G
     5.00%, 2/15/22................................      AAA          1,585      1,629,760
                                                                             --------------
                                                                                 5,706,930
                                                                             --------------
Arizona - 1.3%
Arizona Cap Facs Fin Corp
     (Arizona St Univ Proj)
     6.25%, 9/01/32(a).............................     Baa3          1,550      1,608,109
                                                                             --------------
California - 17.3%
Burbank Redev Agy
     FGIC Ser 03
     5.625%, 12/01/28..............................      AAA          1,660      1,761,858
California Dept of Wtr
     Ser 02A
     5.375%, 5/01/22(a)............................       A2          2,000      2,084,060
California St
     General Obligation Ser 03
     5.00%, 2/01/32(a).............................       A3          2,450      2,382,233
     5.00%, 2/01/33(a).............................       A3          1,100      1,069,079
California St
     General Obligation Ser 04
     5.125%, 4/01/23(a)............................       A3          2,000      2,041,880
     5.00%, 2/01/33(a).............................       A3          1,000        971,890
Golden St
     Tobacco Settlement XLCA Ser 03B
     5.50%, 6/01/33...............................       AAA          3,000      3,099,270
Golden St
     Tobacco Settlement RADIAN Ser 03B
     5.50%, 6/01/43...............................        AA          3,000      3,016,410
Pomona Lease Rev
     AMBAC Ser 03
     5.50%, 6/01/24...............................       AAA          1,465      1,562,071
     5.50%, 6/01/34...............................       AAA          3,000      3,127,020
                                                                             --------------
                                                                                21,115,771
                                                                             --------------

ACM MUNICIPAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

                                                    Standard      Principal
                                                    & Poor's         Amount
                                                      Rating          (000)           Value
-------------------------------------------------------------------------------------------
Colorado - 0.8%
Colorado Toll Rev
     (Hwy E-470) Ser 00
     Zero coupon, 9/01/35..........................     BBB-       $ 10,000  $   1,000,000
                                                                             --------------
Connecticut - 7.3%
Connecticut Gaming Auth
     (Mohegan Tribe) Ser 01
     6.25%, 1/01/31(b).............................     BBB-          3,000      3,144,510
Connecticut St General Obligation
     MBIA Ser 412
     8.64%, 12/01/11(b)(c).........................      AAA          5,000      5,746,400
                                                                             --------------
                                                                                 8,890,910
                                                                             --------------
District of Columbia - 1.8%
District of Columbia
     Tobacco Settlement Ser 01
     6.75%, 5/15/40................................      BBB          2,520      2,245,849
                                                                             --------------
Florida - 17.0%
Collier Cnty Hlth Fac Rev
     (The Moorings Proj) Ser 94
     7.00%, 12/01/19...............................       A-          2,000      2,070,520
Florida Hsg Fin Corp Rev MFHR
     (Westlake Apts)  FSA Ser 02-D1 AMT
     5.40%, 3/01/42................................      AAA          8,780      8,888,433
Florida Hsg Fin Corp Rev MFHR
     (Westminster Apts) FSA Ser 02-E1 AMT
     5.40%, 4/01/42................................      AAA          2,850      2,889,358
Lee Cnty Hlth Fac Rev
     (Shell Point Village Proj) Ser 99A
     5.50%, 11/15/29...............................     BBB-          3,670      3,441,469
Miami Beach Hlth Fac Rev
     (Mount Sinai Med Ctr)
     6.75%, 11/15/24(b)................................   BB          2,000      2,026,340
Orange Cnty Hlth Fac Rev
     (Orlando Regl Healthcare) Ser 02
     5.75%, 12/01/32...............................        A          1,400      1,423,940
                                                                             --------------
                                                                                20,740,060
                                                                             --------------
Hawaii - 2.1%
Hawaii Elec Rev
     XLCA Ser 03B AMT
     5.00%, 12/01/22...............................      AAA          2,500      2,522,575
                                                                             --------------
Illinois - 5.3%
Chicago Arpt Rev
     (O'Hare Intl Arpt) XLCA Ser B-1
     5.25%, 1/01/34................................      AAA          3,100      3,138,874
Chicago Hsg Agy SFMR
     (Mortgage Rev) GNMA/FNMA
     Ser 02B AMT
     6.00%, 10/01/33...............................      AAA            710        761,383
Cook Cnty Sch Dist
     FSA Ser 04
     4.60%, 12/01/20(e)............................      AAA          1,000        860,150
Metropolitan Pier & Exposition Rev
     (McCormick Pl) MBIA Ser 02A
     5.25%, 6/15/42................................      AAA          1,750      1,768,410
                                                                             --------------
                                                                                 6,528,817
                                                                             --------------

ACM MUNICIPAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

                                                    Standard      Principal
                                                    & Poor's         Amount
                                                      Rating          (000)           Value
-------------------------------------------------------------------------------------------
Indiana - 1.9%
Hendricks Cnty Bldg Facs
     General Obligation Ser 04
     5.50%, 7/15/21(a).............................      Aa3        $ 1,045    $ 1,123,657
Indiana Bd Bk Rev
     FSA Ser 04B
     5.00%, 2/01/21................................      AAA          1,100      1,140,381
                                                                             --------------
                                                                                 2,264,038
                                                                             --------------
Louisiana - 0.1%
Calcasieu Parish Hsg Agy SFMR
     (Mortgage Rev) GNMA/FNMA Ser 97A AMT
     6.40%, 4/01/32(a).............................      Aaa             75         77,114
                                                                             --------------
Maine - 0.9%
Jay Solid Waste Disp Rev
     (International Paper Co) Ser 99B AMT
     6.20%, 9/01/19................................      BBB          1,000      1,059,120
                                                                             --------------
Massachusetts - 11.8%
Mass General Obligation Ser 02
     Prerefunded 11/01/12 @ 100
     5.25%, 11/01/30...............................      AA-          3,310      3,661,489
Mass General Obligation Ser 02
     5.25%, 11/01/30...............................      AAA          1,690      1,869,461
Mass Hlth & Ed Fac Hosp Rev
     (New England Med Ctr) MBIA Ser 94
     8.83%, 7/01/18(c).............................      AAA          5,000      5,218,850
Mass Hsg Fin Agy MFHR
     (Rental Rev) AMBAC Ser 00A AMT
     6.00%, 7/01/41................................      AAA          2,965      3,095,994
Mass Hsg Fin Agy MFHR
     (Rental Rev) MBIA Ser 00H AMT
     6.65%, 7/01/41................................      AAA            545        582,981
                                                                             --------------
                                                                                14,428,775
                                                                             --------------
Michigan - 5.9%
Michigan St Hosp Rev
     (Trinity Hlth) Ser 00A
     6.00%, 12/01/27...............................      AA-          3,000      3,187,530
Saginaw Hosp Fac Rev
     (Covenant Med Ctr) Ser 00F
     6.50%, 7/01/30................................        A          3,775      4,043,591
                                                                             --------------
                                                                                 7,231,121
                                                                             --------------
Mississippi - 7.5%
Adams Cnty Poll Ctl Rev
     (International Paper Co) Ser 99 AMT
     6.25%, 9/01/23................................      BBB          5,000      5,143,350
Gulfport Hosp Fac Rev
     (Mem Hosp at Gulfport Proj) Ser 01A
     5.75%, 7/01/31(a).............................. .    A2          4,000      4,054,320
                                                                             --------------
                                                                                 9,197,670
                                                                             --------------

ACM MUNICIPAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

                                                    Standard      Principal
                                                    & Poor's         Amount
                                                      Rating          (000)           Value
-------------------------------------------------------------------------------------------
Nevada - 1.7%
Carson City Hosp Rev
     (Carson-Tahoe Hosp Proj)
     RADIAN Ser 03A
     5.00%, 9/01/23..............................         AA        $ 2,100  $   2,077,026
                                                                             --------------
New Jersey - 3.1%
New Jersey St Edl Facs
     AMBAC Ser 02A-213
     9.33%, 9/01/21(a)(b)(c).......................      Aaa          3,400      3,827,040
                                                                             --------------
New Mexico - 0.6%
Dona Ana Cnty Tax Rev
     AMBAC Ser 03
     5.25%, 5/01/25(a)..........................         Aaa            750        776,513
                                                                             --------------
New York - 10.5%
New York City
     General Obligation Ser 04I
     5.00%, 8/01/21................................        A          3,300      3,344,022
New York City Indl Dev Agy Rev
     (Terminal One Group) Ser 94 AMT
     6.125%, 1/01/24(a)............................       A3          8,100      8,434,935
New York City Indl Dev Agy Rev
     (British Airways) Ser 98 AMT
     5.25%, 12/01/32...............................      BB+          1,500      1,061,700
                                                                             --------------
                                                                                12,840,657
                                                                             --------------
North Dakota - 2.4%
North Dakota Hsg Fin Agy SFMR
     (Mortgage Rev) Ser 98E AMT
     5.25%, 1/01/30(a).............................      Aa2          2,905      2,895,152
                                                                             --------------
Ohio - 10.8%
Cuyahoga Cnty Hosp Fac Rev
     (University Hosp Hlth) Ser 00
     7.50%, 1/01/30................................      BBB          2,400      2,627,400
Fairfield Cnty Hosp Fac Rev
     (Fairfield Med Ctr Proj) RADIAN Ser 03
     5.00%, 6/15/23................................       AA          1,255      1,255,728
Ohio Hsg Fin Agy MFHR
     (Mortgage Rev) GNMA Ser 97 AMT
     6.15%, 3/01/29(a).............................      Aaa          4,945      5,072,235
Ohio State Wtr Dev Auth
     (North Star) Ser 95 AMT
     6.45%, 9/01/20................................       A+          4,075      4,234,985
                                                                             --------------
                                                                                13,190,348
                                                                             --------------
Pennsylvania - 7.4%
Pennsylvania Parking Fac Rev
     (30th St Station) ACA Ser 02 AMT
     5.875%, 6/01/33...............................        A          2,050      2,076,507
Pennsylvania Hsg Fin Agy SFMR
     (Mortgage Rev) Ser 99-68A AMT
     6.15%, 10/01/30...............................      AA+          7,000      7,015,120
                                                                             --------------
                                                                                 9,091,627
                                                                             --------------
South Carolina - 0.4%
Richland Lexington Arpt Rev
     (Columbia Met Arpt)
     FSA Ser 04 AMT
     5.125%, 1/01/25...............................      AAA            500        491,615
                                                                             --------------

ACM MUNICIPAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

                                                    Standard      Principal
                                                    & Poor's         Amount
                                                      Rating          (000)           Value
-------------------------------------------------------------------------------------------
Tennessee - 9.0%
Tenn Ed Loan Rev
     (Educational Funding of South)
     Ser 97B AMT
     6.20%, 12/01/21(a)............................      Aa2       $ 10,600  $  11,007,358
                                                                             --------------
Texas - 13.0%
Dallas TX Arpt Rev
     (Fort Worth Intl Arpt) MBIA
     Ser 03A AMT
     5.25%, 11/01/25...............................      AAA          2,000      2,020,260
Harris Cnty
     Ser 03
     5.00%, 10/01/23...............................      AA+          1,400      1,422,540
Harris Cnty Toll Rev
     FSA Ser 02
     5.125%, 8/15/32...............................      AAA          5,000      5,021,150
Lower Colorado Riv Auth
     AMBAC Ser 03
     5.25%, 5/15/25................................      AAA          1,800      1,857,348
Lower Colorado Riv Auth
     MBIA Ser 02
     5.00%, 5/15/31................................      AAA          1,500      1,486,770
Matagorda Cnty Rev
     (Centerpoint Energy Houston Electric LLC)
     Ser 04
     5.60%, 3/01/27................................      BBB          1,000      1,004,700
Richardson Hosp Auth Rev
     (Richardson Medical Center) Ser 04
     6.00%, 12/01/19...............................      BBB            915        956,093
     5.875%, 12/01/24..............................      BBB          1,155      1,165,199
Seguin Ed Fac Rev
     (Texas Lutheran Univ) Ser 04
     5.25%, 9/01/28................................     BBB-          1,000        925,240
                                                                             --------------
                                                                                15,859,300
                                                                             --------------
Utah - 2.1%
Davis Cnty Sales Tax Rev
     AMBAC Ser 03B
     5.25%, 10/01/23...............................      AAA          1,005      1,048,245
Salt Lake City Wtr Rev
     AMBAC Ser 04
     5.00%, 7/01/23(a).............................      Aaa          1,500      1,530,495
                                                                             --------------
                                                                                 2,578,740
                                                                             --------------
Washington - 1.2%
Seattle Hsg Auth Rev MFHR
     (Wisteria Ct Proj) GNMA Ser 03
     5.20%, 10/20/28(a)............................      Aaa          1,475      1,501,240
Wisconsin - 3.1%
Wisconsin General Obligation Ser 03
     5.00%, 11/01/26...............................      AA-          3,700      3,725,863
                                                                             --------------
Total Long-Term Investments
     (cost $184,004,149)...........................                            188,880,585
                                                                             --------------

ACM MUNICIPAL SECURITIES INCOME FUND
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

                                                    Standard      Principal
                                                    & Poor's         Amount
                                                      Rating          (000)           Value
-------------------------------------------------------------------------------------------
Short-Term Investments - 2.9%

Connecticut - 2.5%
Connecticut St Hlth & Edl Facs Rev
     (Yale Univ) Ser 03-X3
     1.05%, 7/01/37(d).............................     A-1+        $ 3,000    $ 3,000,000
                                                                             --------------
Texas - 0.4%
Gulf Coast Waste Disp Rev
     (Amoco Chemical Proj) RADIAN
     Ser 03B AMT
     1.15%, 4/01/26(d).............................     A-1+            500        500,000
                                                                             --------------
Total Short-Term Investments
     (cost $3,500,000).............................                              3,500,000
                                                                             --------------
Total Investments - 157.5%
     (cost $187,504,149)...........................                            192,380,585
Other assets less liabilities - 16.2%..............                             19,733,372
Preferred Stock, at redemption value - (73.7)%...                              (90,000,000)
                                                                             --------------
Net Assets Applicable to Common Shareholders - 100%(f)                       $ 122,113,957
                                                                             ==============

INTEREST RATE SWAP TRANSACTIONS

                                                  Rate Type
                                          ------------------------
                                          Payments    Payments
                                            made      received
     Swap        Notional    Termination   by the      by the        Unrealized
Counter Party     Amount        Date        Fund        Fund        Depreciation
-------------------------------------------------------------------------------
                                                    BMA* Municipal
J.P. Morgan    $3,400,000    11/18/2004    1.297%   Swap Index(TM)   $   (1,317)
                                                    BMA* Municipal
J.P. Morgan     5,000,000      7/8/2005    1.257%   Swap Index(TM)         (874)
                                                                     -----------
                                                                     $   (2,191)
                                                                     ===========

* BMA (Bond Market Association)

(a)   Moody's or Fitch Rating.
(b)   Private Placement.
(c) Inverse Floater Security - Security with variable interest rate that moves in the opposite direction of short-term interest rates.
(d)   Variable rate coupon, rate shown as of July 31, 2004.
(e)   Initial yield is presented. Interest rate after 12/01/07 will be 5.00%
(f) Portfolio percentages are calculated based on net assets applicable to common shareholders.

      Glossary of Terms:
      ACA    - American Capital Access (Financial Guaranty Corporation)
      AMBAC  - American Municipal Bond Assurance Corporation
      AMT    - Alternative Minimum Tax
      FGIC   - Financial Guaranty Insurance Company
      FNMA   - Federal National Mortgage Association
      FSA    - Financial Security Assurance, Inc.
      GNMA   - Government National Mortgage Association
      MBIA   - Municipal Bond Investors Assurance Corporation
      MFHR   - Multi-Family Housing Revenue
      RADIAN - Radian Group, Inc.
      SFMR   - Single Family Mortgage Revenue
      XLCA   - XL Capital Assurance, Inc.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.      DESCRIPTION OF EXHIBIT

         11 (a) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (a) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ACM Municipal Securities Income Fund, Inc.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    September 27, 2004

By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    September 27, 2004